Financial Assets - Summary of Fair Value Hierarchy of Financial Assets (Detail) - Debt securities [member] - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Debt securities	¥ 1,225,540	¥ 968,575
Government bonds [member]
Disclosure of financial assets [line items]
Debt securities	275,770	228,198
Government agency bonds [member]
Disclosure of financial assets [line items]
Debt securities	631,203	415,013
Corporate bonds [member]
Disclosure of financial assets [line items]
Debt securities	209,873	206,793
Subordinated bonds/debts [member]
Disclosure of financial assets [line items]
Debt securities	108,694	118,571
Quoted prices in active markets level 1 [member]
Disclosure of financial assets [line items]
Debt securities	125,614	81,618
Quoted prices in active markets level 1 [member] | Government bonds [member]
Disclosure of financial assets [line items]
Debt securities	37,134	15,749
Quoted prices in active markets level 1 [member] | Government agency bonds [member]
Disclosure of financial assets [line items]
Debt securities	71,715	57,955
Quoted prices in active markets level 1 [member] | Corporate bonds [member]
Disclosure of financial assets [line items]
Debt securities	4,433	7,914
Quoted prices in active markets level 1 [member] | Subordinated bonds/debts [member]
Disclosure of financial assets [line items]
Debt securities	12,332	0
Significant observable inputs level 2 [member]
Disclosure of financial assets [line items]
Debt securities	1,099,926	886,957
Significant observable inputs level 2 [member] | Government bonds [member]
Disclosure of financial assets [line items]
Debt securities	238,636	212,449
Significant observable inputs level 2 [member] | Government agency bonds [member]
Disclosure of financial assets [line items]
Debt securities	559,488	357,058
Significant observable inputs level 2 [member] | Corporate bonds [member]
Disclosure of financial assets [line items]
Debt securities	205,440	198,879
Significant observable inputs level 2 [member] | Subordinated bonds/debts [member]
Disclosure of financial assets [line items]
Debt securities	¥ 96,362	¥ 118,571